Subsequent Events (Detail) (USD $)	6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Constellation Holdering, Inc. [Member]	Dec. 31, 2013 Constellation Holdering, Inc. [Member]
Subsequent Event [Line Items]
Proceeds from sales of shares				$ 8,000,000
Quarterly dividend amount					$ 333,333.33
Dividend payment period					6 years